Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Components of Net Periodic Benefit Costs

The components of net periodic benefit costs for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Service cost	24,350	24,670	26,811
Interest cost	11,583	8,689	5,912
Expected return on plan assets	(19,252)	(20,853)	(17,829)
Recognized actuarial loss	9,867	8,588	20,436
Amortization of prior service costs	(9,614)	(9,489)	(9,490)

Net periodic benefit costs	16,934	11,605	25,840

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Service cost	3,188	3,504	2,958
Interest cost	13,040	12,096	10,426
Expected return on plan assets	(12,993)	(14,117)	(11,000)
Amortization of net transition asset	10	10	9
Recognized actuarial loss	2,991	4,236	2,552
Amortization of prior service costs	(639)	(478)	(463)
Losses on curtailments and settlements	31	354	43

Net periodic benefit costs	5,628	5,605	4,525

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2016	2017	2016	2017
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	890,415	1,034,284	394,704	356,875
Service cost	24,670	26,811	3,504	2,958
Interest cost	8,689	5,912	12,096	10,426
Plan participants’ contributions	—	—	676	490
Actuarial (gain) loss*	144,416	(33,333)	(21,868)	20,045
Foreign currency exchange rate changes	—	—	(16,893)	(23,183)
Curtailments and settlements	—	—	(1,246)	(1,507)
Other	(14)	(5)	—	—
Benefits paid	(33,892)	(28,993)	(14,098)	(13,662)

Benefit obligation at end of the fiscal year	1,034,284	1,004,676	356,875	352,442

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	710,602	679,432	280,216	256,341
Actual return on plan assets	(9,030)	35,508	(6,035)	29,346
Foreign currency exchange rate changes	—	—	(13,095)	(20,004)
Employer contribution	1,951	6,640	7,905	6,738
Plan participants’ contributions	—	—	676	490
Curtailments and settlements	—	—	(504)	(1,161)
Benefits paid	(24,091)	(22,572)	(12,822)	(12,573)

Fair value of plan assets at end of the fiscal year	679,432	699,008	256,341	259,177

Funded status at end of the fiscal year	(354,852)	(305,668)	(100,534)	(93,265)

*	Actuarial loss in Japanese plans for the fiscal year ended March 31, 2016 principally relates to changes in the assumptions for discount and mortality rates.

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2016	2017	2016	2017
Noncurrent assets	2,217	2,753	7,102	6,251
Current liabilities	—	—	(2,892)	(3,114)
Noncurrent liabilities	(357,069)	(308,421)	(104,744)	(96,402)

Ending balance	(354,852)	(305,668)	(100,534)	(93,265)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effect

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2016	2017	2016	2017
Prior service cost (credit)	(34,905)	(25,415)	(1,443)	(1,034)
Net actuarial loss	389,302	317,397	82,850	78,548
Obligation existing at transition	—	—	7	(3)

Ending balance	354,397	291,982	81,414	77,511

Accumulated Benefit Obligations for All Defined Benefit Pension Plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2016	2017	2016	2017
Accumulated benefit obligations	1,028,690	998,501	331,975	329,989

Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2016	2017	2016	2017
Projected benefit obligations	1,022,373	992,052	292,171	291,413
Accumulated benefit obligations	1,018,228	987,428	286,705	287,491
Fair value of plan assets	666,753	685,183	202,913	207,406

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Costs

Weighted-average assumptions used to determine benefit obligations as of March 31, 2016 and 2017 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2016	2017	2016	2017
Discount rate	0.6%	0.9%	3.2%	3.1%
Rate of compensation increase	*	*	2.8	2.4

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2015	2016	2017	2015	2016	2017
Discount rate	1.4%	1.0%	0.6%	4.1%	3.1%	3.2%
Expected return on plan assets	3.0	3.0	2.7	5.6	4.8	4.8
Rate of compensation increase	*	*	*	3.1	2.9	2.8

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Fair Values of Assets Held by Japanese and Foreign Plans

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2016	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	17,985	17,985	—	—
Equity:
Equity securities*1	148,658	144,597	4,061	—
Fixed income:
Government bonds*2	218,851	—	218,851	—
Corporate bonds*3	56,779	—	56,779	—
Asset-backed securities*4	1,148	—	1,148	—
Commingled funds*5	115,902	—	115,902	—
Commodity funds*6	20,547	—	20,547	—
Private equity*7	31,852	—	—	31,852
Hedge funds*8	60,395	—	—	60,395
Real estate*9	7,315	—	—	7,315

Total	679,432	162,582	417,288	99,562

	Japanese plans
	Yen in millions
	Fair value at March 31, 2017	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	7,976	7,976	—	—
Equity:
Equity securities*1	157,012	152,852	4,160	—
Fixed income:
Government bonds*2	206,632	—	206,632	—
Corporate bonds*3	75,971	—	75,971	—
Asset-backed securities*4	1,105	—	1,105	—
Commingled funds*5	122,264	—	122,264	—
Commodity funds*6	21,098	—	21,098	—
Private equity*7	21,790	—	—	21,790
Hedge funds*8	67,235	—	—	67,235
Real estate and other*9	17,925	—	—	17,925

Total	699,008	160,828	431,230	106,950

*1	Includes approximately 48 percent of Japanese equity securities, and 52 percent of foreign equity securities for both the fiscal years ended March 31, 2016 and 2017.

*2	Includes approximately 51 percent and 46 percent of debt securities issued by Japanese national and local governments, and 49 percent and 54 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2016 and 2017, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 44 percent and 48 percent of investments in equity, 54 percent and 51 percent of investments in fixed income, and 1 percent and 1 percent of investments in other for the fiscal years ended March 31, 2016 and 2017, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

*9	Includes primarily private real estate investment trusts.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2016	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	4,078	4,078	—	—
Equity:
Equity securities*1	37,769	35,818	1,951	—
Fixed income:
Government bonds*2	60,835	—	60,835	—
Corporate bonds*3	30,425	—	23,425	7,000
Asset-backed securities	321	—	321	—
Insurance contracts*4	4,293	—	4,293	—
Commingled funds*5	77,456	—	77,456	—
Real estate and other*6	41,164	—	17,040	24,124

Total	256,341	39,896	185,321	31,124

	Foreign plans
	Yen in millions
	Fair value at March 31, 2017	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,091	8,091	—	—
Equity:
Equity securities*1	33,103	31,783	1,320	—
Fixed income:
Government bonds*2	65,671	—	65,671	—
Corporate bonds*3	28,296	—	21,370	6,926
Asset-backed securities	982	—	982	—
Insurance contracts*4	5,135	—	5,135	—
Commingled funds*5	81,683	—	81,683	—
Real estate and other*6	36,216	—	13,287	22,929

Total	259,177	39,874	189,448	29,855

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2016 and 2017:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate and other	Total
Beginning balance at April 1, 2015	32,584	80,037	5,961	118,582
Return on assets held at end of year	157	(3,593)	315	(3,121)
Purchases, sales, and settlements, net	(889)	(16,049)	1,039	(15,899)

Ending balance at March 31, 2016	31,852	60,395	7,315	99,562

Return on assets held at end of year	425	2,817	599	3,841
Purchases, sales, and settlements, net	(10,487)	4,023	10,011	3,547

Ending balance at March 31, 2017	21,790	67,235	17,925	106,950

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Corporate bonds	Real estate and other	Total
Beginning balance at April 1, 2015	7,384	15,522	22,906
Return on assets held at end of year	76	(104)	(28)
Return on assets sold during the year	—	19	19
Purchases, sales, and settlements, net	—	3,933	3,933
Transfers, net	—	2,692	2,692
Other*	(460)	2,062	1,602

Ending balance at March 31, 2016	7,000	24,124	31,124

Return on assets held at end of year	—	84	84
Purchases, sales, and settlements, net	(44)	(367)	(411)
Transfers, net	—	(8)	(8)
Other*	(30)	(904)	(934)

Ending balance at March 31, 2017	6,926	22,929	29,855

*	Primarily consists of translation adjustments.

Expected Future Benefit Payments

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2018	36,638	13,346
2019	38,561	13,205
2020	40,772	13,980
2021	41,646	15,138
2022	43,001	15,713
2023 — 2027	232,773	90,199

Total Defined Contribution Expenses

Total defined contribution expenses for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Japanese plans	3,199	3,155	3,412
Foreign plans	13,857	12,419	10,458